J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

(All Share Classes)

Supplement dated February 16, 2016 to the

Prospectuses dated July 1, 2015, as supplemented

Investments in Business Development Companies. Effective immediately, the statutory prospectuses for the JPMorgan Total Return Fund (the “Total Return Fund”) and the JPMorgan Strategic Income Opportunities Fund (the “Strategic Income Opportunities Fund”) are hereby supplemented to provide that the Funds may invest in business development companies. The use of business development companies is not a principal investment strategy of the Total Return Fund or the Strategic Income Opportunities Fund.

The tenth paragraph under Strategic Income Opportunities Fund in the section entitled “Additional Information About the Funds’ Investment Strategies” section of the “More About the Funds” section is hereby deleted in its entirety and replaced with the following:

The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including business development companies (BDCs). The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The use of BDCs is not considered to be a principal investment strategy of the Fund.

Also, the section entitled “Additional Investment Strategies” under Total Return Fund in the section entitled “Additional Information About the Funds’ Investment Strategies” section of the “More About the Funds” section is hereby deleted in its entirety and replaced with the following:

Additional Investment Strategies

The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds, including business development companies (BDCs). The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The strategies described in this section are not principal investment strategies of the Fund.

The following is added before the last paragraph under Strategic Income Opportunities Fund and Total Return Fund in the “Additional Risks” section of the “More About the Funds” section:

Business Development Company Risk. Each Fund may invest in shares of BDCs. BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the BDC when a Fund invests in shares of the BDC. BDCs that are listed on a stock exchange may trade at a price below their net asset value (also known as a discount). If a Fund invests in BDCs, it may incur added expenses such as additional management fees and trading costs. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value. If a Fund invests in a BDC that is privately placed, the investment also may be subject to additional liquidity risks because it may be difficult for the Fund to liquidate its investment in a privately placed BDC. The revenues, income (or losses) and valuations of companies in which BDCs invest can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INC-216

J.P. MORGAN TAX AWARE FUNDS

JPMORGAN TRUST I

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

Supplement dated February 16, 2016 to the

Prospectuses dated July 1, 2015, as supplemented

Investments in Business Development Companies. Effective immediately, the statutory prospectus for the JPMorgan Tax Aware Income Opportunities Fund (the “Tax Aware Income Opportunities Fund”) is hereby supplemented to provide that the Fund may invest in business development companies. The use of business development companies is not a principal investment strategy of the Tax Aware Income Opportunities Fund.

The following paragraph is hereby added as the second paragraph under “Additional Investment Strategies” under Tax Aware Income Opportunities Fund in the section entitled “Additional Information About the Funds’ Investment Strategies” section of the “More About the Funds” section”:

The Fund may invest in business development companies (BDCs). BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. The Fund will limit its investments in a single closed-end fund, including BDCs, to 5% of its total assets and in all registered investment companies, including closed-end funds (other than money market funds), to 10% of its total assets. The use of BDCs is not considered to be a principal investment strategy of the Fund.

The following is added as the last paragraph under Additional Risk for Tax Aware Income Opportunities Fund in the “Additional Risks” section of the “More About the Funds” section:

Business Development Company Risk. The Fund may invest in shares of BDCs. BDCs are closed-end investment companies that have elected to be BDCs under the Investment Company Act of 1940. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the BDC when the Fund invests in shares of the BDC. BDCs that are listed on a stock exchange may trade at a price below their net asset value (also known as a discount). If the Fund invests in BDCs, it may incur added expenses such as additional management fees and trading costs. BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s net asset value. If a Fund invests in a BDC that is privately placed, the investment also may be subject to additional liquidity risks because it may be difficult for the Fund to liquidate its investment in a privately placed BDC. The revenues, income (or losses) and valuations of companies in which BDCs invest can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-TAIO-216